Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 1,361,000	$ 1,361,000	$ 1,361,000
Intangible assets, accumulated amortization	(446,623)	(392,504)	(176,029)
Intangible assets, net	$ 914,377	$ 968,496	$ 1,184,971
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years	10 years	10 years
Intangible assets, cost	$ 119,000	$ 119,000	$ 119,000
Intangible assets, accumulated amortization	(24,792)	(21,817)	(9,917)
Intangible assets, net	94,208	97,183	109,083
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,242,000	1,242,000	1,242,000
Intangible assets, accumulated amortization	(421,831)	(370,687)	(166,112)
Intangible assets, net	$ 820,169	$ 871,313	$ 1,075,888
Customer Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years	5 years	5 years
Customer Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years	8 years	8 years